SCHEDULE OF EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 656,441
Impairment	(422,950)	$ (772,174)
Equipment net	196,789	656,441
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	910,068	602,280
Amortization	125,199	438,441
Assets written off		(130,653)
Accumulated amortization, ending balance	1,035,267	910,068	602,280
Equipments [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	656,441
Equipment net	184,942	656,441
Equipments [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	910,068	602,280
Amortization	122,233	438,441
Assets written off		(130,653)
Accumulated amortization, ending balance	1,032,301	910,068	602,280
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance
Equipment net	11,847
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Amortization	2,966
Assets written off
Accumulated amortization, ending balance	2,966
At cost [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1,566,509	2,320,275
Additions	88,497	181,094
Impairment	(422,950)	(772,174)
Assets written off		(162,686)
Equipment net	1,232,056	1,566,509	2,320,275
At cost [member] | Equipments [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1,566,509	2,320,275
Additions	73,684	181,094
Impairment	(422,950)	(772,174)
Assets written off		(162,686)
Equipment net	1,217,243	1,566,509	2,320,275
At cost [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance
Additions	14,813
Impairment
Assets written off
Equipment net	$ 14,813